UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

70 Pine Street, 10th Floor
New York, New York, 10270
(Address of principal executive offices) (Zip code)

Robin C. Thorn
70 Pine Street, 10th Floor
New York, New York, 10270
(Name and address of agent for service)

(212) 770-7000
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2010

Security Description	Shares	Value
Common Stocks - 90.9%
Administrative and Support Services - 2.1%
Radware Ltd *	35,600	$866,504
Ambulatory Health Care Services - 2.2%
America Service Group, Inc.	67,100	919,941
Chemical Manufacturing - 5.3%
Ardea Biosciences, Inc. *	27,100	545,794
Halozyme Therapeutics, Inc. *	66,700	509,588
NPS Pharmaceuticals, Inc. *	77,800	506,478
Questcor Pharmaceuticals, Inc. *	64,500	625,005
		2,186,865
Clothing and Clothing Accessories Stores - 2.8%
Finish Line, Inc.	44,897	592,640
Shoe Carnival, Inc. *	34,117	563,954
		1,156,594
Computer and Electronic Product Manufacturing - 23.1%
Cardtronics, Inc. *	106,000	1,468,100
Entropic Communications, Inc. *	136,200	1,036,482
EXFO, Inc. *	120,600	659,682
Ixia *	116,651	1,316,989
Lattice Semiconductor Corp. *	47,415	196,772
Meru Networks, Inc. *	68,800	880,640
Netezza Corp. *	28,700	558,502
NxStage Medical, Inc. *	49,567	781,672
Oclaro, Inc. *	60,600	620,544
Ocz Technology Group, Inc. *	194,106	372,684
OSI Systems, Inc. *	28,200	834,156
ZOLL Medical Corp. *	29,900	789,958
		9,516,181
Credit Intermediation and Related Activities - 6.4%
First Cash Financial Services, Inc. *	24,400	582,184
Southwest Bancorp, Inc.	33,600	400,176
Western Alliance Bancorp *	109,762	671,743
World Acceptance Corp. *	24,100	982,075
		2,636,178
Food Beverage and Tobacco - 2.3%
Calavo Growers, Inc.	47,900	940,277
Food Services - 2.6%
BJ's Restaurants, Inc. *	44,900	1,074,906
Information Services - 2.0%
Global Traffic Network, Inc. *	159,172	819,736

Leather and Allied Product Manufacturing - 4.4%
Heelys, Inc. *	237,400	560,264
R.G. Barry Corp.	61,300	662,653
Steven Madden Ltd. *	18,185	626,110
		1,849,027
Machinery Manufacturing - 5.5%
Newpark Resources, Inc. *	75,319	657,535
Thermadyne Holdings Corp. *	78,348	864,179
Trimas Corp. *	56,862	732,951
		2,254,665
Merchant Wholesalers, Durable Goods - 1.6%
Puda Coal, Inc. *	86,500	645,290
Miscellaneous Manufacturing - 3.9%
Endologix, Inc. *	140,300	562,603
Mako Surgical Corp. *	47,377	494,616
Summer Infant, Inc. *	75,100	577,519
		1,634,738
Oil and Gas Extraction - 2.1%
GeoResources, Inc. *	58,349	881,653
Petroleum and Coal Products Manufacturing - 1.3%
TPC Group, Inc. *	32,100	557,898
Primary Metal Manufacturing - 2.0%
Lihua International, Inc. *	107,000	847,440
Professional, Scientific, and Technical Services - 10.6%
Comscore, Inc. *	38,000	691,220
LivePerson, Inc. *	133,500	954,525
NetScout Systems, Inc. *	32,000	506,560
Perficient, Inc. *	84,100	729,988
PowerSecure International, Inc. *	68,200	564,696
SPS Commerce, Inc. *	93,100	948,689
		4,395,678
Software and Services - 6.2%
Convio, Inc. *	74,900	620,921
Interactive Intelligence, Inc. *	34,200	509,922
OPNET Technologies, Inc.	26,118	411,359
Smith Micro Software, Inc. *	61,217	468,310
Virtusa Corp. *	64,600	569,772
		2,580,284
Support Activities for Mining - 1.7%
Miller Pete, Inc. *	168,200	703,076
Textile Product Mills - 1.2%
Joe's Jeans, Inc. *	283,900	516,698
Truck Transportation - 1.6%
Quality Distribution, Inc. *	145,000	677,150
Total Common Stocks (Cost $37,896,951)		37,660,779
Short Term Investments - 8.8%
Money Market Funds - 8.8%
SEI Daily Income Trust Government Fund - Class B, 0.05% #	2,025,629	2,025,629
SEI Daily Income Trust Treasury Fund - Class B, 0.01% #	1,636,639	1,636,639
Total Short Term Investments (Cost $3,662,268)		3,662,268

Total Investments (Cost $41,559,219) - 99.7%	41,323,047
Other Assets in Excess of Liabilities - 0.3%	140,565
TOTAL NET ASSETS - 100.0%	$41,463,612

Percentages are stated as a percent of net assets.

* Non-income producing security.
# Variable Rate

The cost basis of investment for federal income tax purposes at August 31, 2010 was as follows+:

Tax cost of investments	$41,742,165
Gross tax unrealized appreciation	2,646,974
Gross tax unrealized depreciation	(3,066,092)
Net tax unrealized appreciation	$(419,118)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Small Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2010

Security Description	Shares	Value
Common Stocks - 96.4%
Administrative and Support Services - 1.8%
Radware Ltd *	7,600	$184,984
Chemical Manufacturing - 6.8%
Ardea Biosciences, Inc. *	6,600	132,924
Questcor Pharmaceuticals, Inc. *	15,900	154,071
Rockwood Holdings, Inc. *	5,800	149,930
Salix Pharmaceuticals, Inc. *	6,628	250,936
		687,861
Clothing and Clothing Accessories Stores - 2.8%
Finish Line, Inc.	10,541	139,141
Shoe Carnival, Inc. *	8,487	140,290
		279,431
Computer and Electronic Product Manufacturing - 25.5%
Cardtronics, Inc. *	23,300	322,705
Entropic Communications, Inc. *	33,200	252,652
Finisar Corp. *	17,400	222,546
Fossil, Inc. *	4,900	232,701
Ixia *	26,711	301,567
Lattice Semiconductor Corp. *	11,592	48,107
Netezza Corp. *	7,100	138,166
NxStage Medical, Inc. *	11,620	183,247
Omnivision Technologies, Inc. *	9,200	188,600
OSI Systems, Inc. *	7,100	210,018
Renesola Ltd. - ADR *	9,395	82,394

Veeco Instruments Inc. *	4,400	146,212
ZOLL Medical Corp. *	9,100	240,422
		2,569,337
Credit Intermediation and Related Activities - 7.2%
CapitalSource, Inc.	41,902	211,605
First Cash Financial Services, Inc. *	7,200	171,792
Western Alliance Bancorp *	19,282	118,006
World Acceptance Corp. *	5,500	224,125
		725,528
Data Processing, Hosting and Related Services - 3.6%
HMS Holdings Corp. *	6,888	359,416
Electrical Equipment, Appliance, and Component Manufacturing - 4.3%
Baldor Electric Company	5,300	185,924
GrafTech International Ltd. *	17,900	251,674
		437,598
Food Manufacturing - 3.0%
Diamond Foods, Inc.	7,100	299,833
Food Services - 4.3%
BJ's Restaurants, Inc. *	10,600	253,764
Texas Roadhouse, Inc. *	14,000	185,640
		439,404
Health and Personal Care Stores - 2.0%
Ulta Salon Cosmetics & Fragrance, Inc. *	9,100	206,115
Leather and Allied Product Manufacturing - 3.1%
Skechers USA, Inc. *	5,100	129,897
Steven Madden Ltd. *	5,270	181,446
		311,343
Machinery Manufacturing - 3.5%
Coinstar, Inc. *	2,300	100,050
Newpark Resources, Inc. *	14,138	123,425
Trimas Corp. *	10,400	134,056
		357,531
Nonmetallic Mineral Product Manufacturing - 1.7%
Globe Specialty Metals, Inc. *	15,700	171,601
Oil and Gas Extraction - 1.9%
GeoResources, Inc. *	12,861	194,330
Petroleum and Coal Products Manufacturing - 1.3%
TPC Group, Inc. *	7,700	133,826
Professional, Scientific, and Technical Services - 12.6%
Comscore, Inc. *	7,600	138,244
GSI Commerce, Inc. *	6,700	152,559
Incyte Corp. *	10,500	131,460
LivePerson, Inc. *	31,400	224,510
MedAssets, Inc. *	12,857	254,826
NetScout Systems, Inc. *	7,800	123,474
Perficient, Inc. *	17,500	151,900
Sourcefire, Inc. *	3,800	96,406
		1,273,379

	Software and Services - 3.2%
	Interactive Intelligence, Inc. *	7,900	117,789
	SuccessFactors, Inc. *	9,800	206,780
			324,569
	Support Activities for Mining - 1.0%
	Miller Pete, Inc. *	24,200	101,156
	Transportation Equipment Manufacturing - 3.6%
	Arvinmeritor, Inc. *	10,800	141,156
	Lennox International, Inc.	5,300	224,667
			365,823
	Truck Transportation - 1.0%
	Quality Distribution, Inc. *	21,200	99,004
	Waste Management and Remediation Services - 2.2%
	Clean Harbors Inc. *	3,600	217,620
	Total Common Stocks (Cost $9,700,710)		9,739,689
	Real Estate Investment Trust - 2.1%
	Real Estate - 2.1%
	LaSalle Hotel Properties	9,994	210,574
	Total Real Estate Investment Trust (Cost $222,105)		210,574
	Short Term Investments - 2.8%
	Money Market Fund - 2.8%
	SEI Daily Income Trust Government Fund - Class B, 0.05% #	287,333	287,333
	Total Short Term Investments (Cost $287,333)		287,333
	Total Investments (Cost $10,210,148) - 101.3%		10,237,596
	Liabilities in Excess of Other Assets - (1.3)%		(131,062)
	TOTAL NET ASSETS - 100.0%		$10,106,534

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
#	Variable Rate

The cost basis of investment for federal income tax purposes at August 31, 2010 was as follows+:

	Tax cost of investments		$10,255,431
	Gross tax unrealized appreciation		595,004
	Gross tax unrealized depreciation		(612,839)
	Net tax unrealized appreciation		$(17,835)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Mid Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2010

Security Description	Shares	Value
Short Term Investments - 100.5%
Money Market Fund - 100.5%
Fidelity Institutional Money Market Portfolio, 0.25% #	7,978,425	$7,978,425
Total Short Term Investments (Cost $7,978,425)		7,978,425
Total Investments (Cost $7,978,425) - 100.5%		7,978,425
Liabilities in Excess of Other Assets - (0.5)%		(35,987)
TOTAL NET ASSETS - 100.0%		$7,942,438

Percentages are stated as a percent of net assets.

# Variable Rate

The cost basis of investment for federal income tax purposes at August 31, 2010 was as follows+:

Tax cost of investments		$7,978,425
Gross tax unrealized appreciation		–
Gross tax unrealized depreciation		–
Net tax unrealized appreciation		$–

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Focus Equity Fund
Schedule of Investments (Unaudited)	August 31, 2010

Security Description	Shares	Value
Common Stocks - 90.3%
Ambulatory Health Care Services - 3.9%
Laboratory Corp. of America Holdings *	20,800	$1,510,496
Beverage Product Manufacturing - 8.2%
Coca Cola Enterprises, Inc.	56,977	1,621,566
Pepsico, Inc.	24,600	1,578,828
		3,200,394
Chemical Manufacturing - 11.9%
Amgen Inc. *	30,409	1,552,075
Dow Chemical Co.	59,600	1,452,452
Mylan, Inc. *	92,700	1,590,732
		4,595,259
Computer and Electronic Product Manufacturing - 3.8%
Apple Computer, Inc. *	6,000	1,460,220
Couriers and Messengers - 4.0%
United Parcel Service, Inc.	24,300	1,550,340
Credit Intermediation and Related Activities - 10.7%
American Express Co.	65,300	2,603,511
Comerica, Inc.	43,557	1,498,796
		4,102,307
Electronics and Appliance Stores - 3.5%
Radioshack Corp.	72,300	1,336,104

Food Manufacturing - 4.4%
Kraft Foods, Inc.	56,300	1,686,185
General Merchandise Stores - 4.2%
O'Reilly Automotive, Inc. *	34,500	1,630,815
Health and Personal Care Stores - 3.7%
Express Scripts, Inc. *	33,000	1,405,800
Machinery Manufacturing - 4.0%
Deere & Co.	24,200	1,531,134
Management of Companies and Enterprises - 3.9%
AES Corp. *	144,700	1,481,728
Oil and Gas Extraction - 3.8%
Marathon Oil Corp.	48,200	1,469,618
Petroleum and Coal Products Manufacturing - 4.0%
Chevron Corp.	20,544	1,523,543
Rail Transportation - 4.1%
Norfolk Southern Corp.	29,100	1,562,088
Support Activities for Mining - 4.2%
Halliburton Co.	56,200	1,585,402
Telecommunications - 3.8%
Equinix, Inc. *	15,930	1,452,975
Waste Management and Remediation Services - 4.2%
Stericycle, Inc. *	24,500	1,604,750
Total Common Stocks (Cost $35,672,898)		34,689,158
Exchange Traded Funds - 5.9%
Funds, Trusts, and Other Financial Vehicles - 5.9%
Financial Select Sector SPDR Fund	113,900	1,545,623
SPDR Trust Series 1	6,800	717,196
Total Exchange Traded Funds (Cost $2,622,637)		2,262,819
Short Term Investments - 3.7%
Money Market Fund - 3.7%
SEI Daily Income Trust Government Fund - Class B, 0.05% #	1,428,322	1,428,322
Total Short Term Investments (Cost $1,428,322)		1,428,322
Total Investments (Cost $39,723,856) - 99.9%		38,380,299
Other Assets in Excess of Liabilities - 0.1%		36,983
TOTAL NET ASSETS - 100.0%		$38,417,282

Percentages are stated as a percent of net assets.

* Non-income producing security.
# Variable Rate

The cost basis of investment for federal income tax purposes at August 31, 2010 was as follows+:

Tax cost of investments		$39,795,819
Gross tax unrealized appreciation		955,448
Gross tax unrealized depreciation		(2,370,968)
Net tax unrealized appreciation		$(1,415,520)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies (Unaudited)
Security Valuation. Each Fund's securities, except short-term investments with remaining maturities of 60 days of less, use the last quoted trading price or official closing price as market value. For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which security is primarily traded. For NASDAQ equity securities, the Funds use the NASDAQ official closing price. Unlisted securities and listed securities, which have not been traded on the valuation date, are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds' investments as of August 31, 2010.

Valuation Inputs	US Micro Cap Growth Fund	US Small Cap Growth Fund	US Mid Cap Growth Fund	US Focus Equity Fund

Level 1
Common Stocks	$37,660,779	$9,739,689	$-	$34,689,158
Short Term Investments	3,662,268	287,333	7,978,425	1,428,322
Investment Companies	-	210,574	-	2,262,819
Total Level 1	41,323,047	10,237,596	7,978,425	38,380,299

Level 2	-	-	-	-

Level 3	-	-	-	-
Total	$41,323,047	$10,237,596	$7,978,425	$38,380,299

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title)   /s/ Robin Thorn
                                                   Robin C. Thorn, President

Date October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robin Thorn
                                                     Robin C. Thorn, President

Date October 29, 2010

By (Signature and Title)  /s/ Joseph Altobelli
                                                  Joseph Altobelli, Chief Financial Officer & Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.